Accounting policies (Details 1)	12 Months Ended
Dec. 31, 2023
Goodwill [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	Indefinite life
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	In process, not yet amortising
IT and website costs [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	4 years